UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathaleen Lindsay
Title:     13F Compliance Officer
Phone:     (212) 218-4040

Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       80

Form 13F Information Table Value Total:   $172,489
                                         (thousands)

List of Other Included Managers: None


                                               FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED NONE
--------------                 --------         -----       --------  -------  ---  ----  -------  --------  ----    ------ ----
AT&T INC                       COM              00206R102      569     14,845             SOLE                 1,500         13,345
AFLAC INC                      COM              001055102   21,974    338,318             SOLE               133,374        204,944
ALTERA CORP                    COM              021441100      984     53,400             SOLE                18,400         35,000
ALVARION LTD                   SHS              M0861T100      558     77,000             SOLE                30,400         46,600
AMERICAN INTL GROUP INC        COM              026874107    1,163     26,886             SOLE                 8,100         18,786
AMGEN INC                      COM              031162100      306      7,314             SOLE                     0          7,314
ANHEUSER BUSCH COS INC         COM              035229103    1,494     31,476             SOLE                14,092         17,384
APPLE INC                      COM              037833100    3,681     25,650             SOLE                 8,200         17,450
ARCHER DANIELS MIDLAND CO      COM              039483102    2,898     70,412             SOLE                52,492         17,920
AU OPTRONICS CORP              SPONSORED ADR    002255107    2,455    142,800             SOLE                48,200         94,600
BJS WHOLESALE CLUB INC         COM              05548J106    1,535     43,021             SOLE                21,703         21,318
BP PLC                         SPONSORED ADR    055622104      303      4,990             SOLE                 1,058          3,932
BT GROUP PLC                   ADR              05577E101    1,976     45,850             SOLE                27,725         18,125
BAKER HUGHES INC               COM              057224107   10,711    156,360             SOLE                81,200         75,160
CADBURY SCHWEPPES PLC          ADR              127209302      538     12,160             SOLE                 6,937          5,223
CARNIVAL CORP                  PAIRED CTF       143658300      749     18,500             SOLE                14,000          4,500
CHUBB CORP                     COM              171232101    1,744     35,250             SOLE                22,350         12,900
CHURCH & DWIGHT INC            COM              171340102      785     14,476             SOLE                 1,725         12,751
COMCAST CORP NEW               CL A SPL         20030N200      256     13,500             SOLE                     0         13,500
COMCAST CORP NEW               CL A             20030N101      292     15,093             SOLE                   721         14,372
CORNING INC                    COM              219350105    2,327     96,800             SOLE                54,850         41,950
COVENTRY HEALTH CARE INC       COM              222862104      213      5,285             SOLE                 2,686          2,599
DAIMLER AG                     REG SHS          D1668R123    1,716     20,000             SOLE                 6,950         13,050
DIAGEO P L C                   SPON ADR NEW     25243Q205      266      3,266             SOLE                 1,900          1,366
DISH NETWORK CORP              CL A             25470M109    1,105     38,450             SOLE                31,500          6,950
DISNEY WALT CO                 COM DISNEY       254687106    1,341     42,744             SOLE                13,303         29,441
DU PONT E I DE NEMOURS & CO    COM              263534109      296      6,324             SOLE                     0          6,324
ECHOSTAR CORP                  CL A             278768106      227      7,690             SOLE                 6,300          1,390
ERICSSON L M TEL CO            ADR B SEK 10     294821608    1,668     84,886             SOLE                22,555         62,331
EXXON MOBIL CORP               COM              30231G102    3,092     36,554             SOLE                     0         36,554
FEDERAL NATL MTG ASSN          COM              313586109      350     13,300             SOLE                 8,075          5,225
FERRO CORP                     COM              315405100    2,584    173,900             SOLE                56,700        117,200
GENERAL ELECTRIC CO            COM              369604103    5,537    149,605             SOLE                49,550        100,055
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    1,387     57,200             SOLE                38,100         19,100
HSBC HLDGS PLC                 SPON ADR NEW     404280406    3,230     39,250             SOLE                21,650         17,600
HESS CORP                      COM              42809H107      503      5,700             SOLE                 2,100          3,600
HOUSEVALUES INC                COM              44183Y102       29     12,471             SOLE                12,471              0
INTEL CORP                     COM              458140100    6,062    286,225             SOLE               119,200        167,025
INTERNATIONAL BUSINESS MACHS   COM              459200101    1,469     12,760             SOLE                10,000          2,760
IRON MTN INC                   COM              462846106    3,255    123,100             SOLE                53,600         69,500
ISHARES INC                    MSCI HONG KONG   464286871    1,781     99,200             SOLE                33,500         65,700
JP MORGAN CHASE & CO           COM              46625H100    2,754     64,120             SOLE                40,050         24,070
KBR INC                        COM              48242W106    2,218     80,000             SOLE                49,300         30,700
KIMCO REALTY CORP              COM              49446R109    2,519     64,320             SOLE                     0         64,320
LOCKHEED MARTIN CORP           COM              539830109    4,519     45,506             SOLE                18,700         26,806
MBIA INC                       COM              55262C100    3,057    250,125             SOLE                85,000        165,125
MARKEL CORP                    COM              570535104      242        550             SOLE                     0            550
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      489     11,164             SOLE                 3,952          7,212
MERCK & CO INC                 COM              589331107      610     16,082             SOLE                 8,000          8,082
MICROSOFT CORP                 COM              594918104    4,122    145,247             SOLE                65,950         79,297
MOTOROLA INC                   COM              620076109      437     47,015             SOLE                18,300         28,715
NATIONAL SEMICONDUCTOR CORP    COM              637640103    1,414     77,200             SOLE                26,500         50,700
NEWS CORP                      CL B             65248E203      381     20,000             SOLE                20,000              0
PMC-SIERRA INC                 COM              69344F106    2,468    433,000             SOLE               131,500        301,500
PEPSICO INC                    COM              713448108    1,854     25,677             SOLE                15,900          9,777
PFIZER INC                     COM              717081103      679     32,445             SOLE                     0         32,445
PITNEY BOWES INC               COM              724479100      376     10,733             SOLE                 9,000          1,733
PROCTER & GAMBLE CO            COM              742718109      555      7,917             SOLE                 2,000          5,917
RIVERBED TECHNOLOGY INC        COM              768573107      743     50,000             SOLE                18,400         31,600
ROYAL BK CDA MONTREAL QUE      COM              780087102      336      7,232             SOLE                 7,232              0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    3,183     46,143             SOLE                13,000         33,143
SALESFORCE COM INC             COM              79466L302    1,736     30,000             SOLE                 9,700         20,300
SCHLUMBERGER LTD               COM              806857108    3,486     40,068             SOLE                17,728         22,340
SPDR TR                        UNIT SER 1       78462F103    2,006     15,200             SOLE                 7,950          7,250
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      233      6,000             SOLE                     0          6,000
SUN MICROSYSTEMS INC           COM NEW          866810203    2,377    153,030             SOLE                50,125        102,905
TECHNE CORP                    COM              878377100    4,685     69,547             SOLE                31,147         38,400
TELEFLEX INC                   COM              879369106      310      6,500             SOLE                     0          6,500
TELEFONICA S A                 SPONSORED ADR    879382208    2,699     31,195             SOLE                20,041         11,154
3M CO                          COM              88579Y101      332      4,189             SOLE                     0          4,189
TIME WARNER INC                COM              887317105      319     22,739             SOLE                10,200         12,539
TOOTSIE ROLL INDS INC          COM              890516107      631     25,053             SOLE                 9,342         15,711
TRANSOCEAN INC NEW             SHS              G90073100    3,427     25,347             SOLE                10,180         15,167
UNILEVER N V                   N Y SHS NEW      904784709    6,702    198,694             SOLE                86,375        112,319
UST INC                        COM              902911106    2,553     46,835             SOLE                30,775         16,060
UNITED STATES STL CORP NEW     COM              912909108   10,844     85,470             SOLE                39,360         46,110
UNITED TECHNOLOGIES CORP       COM              913017109    1,119     16,263             SOLE                16,000            263
VERIZON COMMUNICATIONS INC     COM              92343V104      285      7,831             SOLE                 1,647          6,184
WACHOVIA CORP NEW              COM              929903102    2,088     77,335             SOLE                37,712         39,623
WYETH                          COM              983024100      295      7,070             SOLE                     0          7,070

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